Production Costs (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of production costs
Production costs are comprised of the following:

	2019	2018
Consumption of raw materials and consumables	$311,812	$184,484
Employee compensation and benefits expense (1)	271,684	167,879
Contractors and outside services	117,018	88,475
Utilities	41,674	26,320
Other expenses	74,469	31,417
Changes in inventories (2)	24,640	17,061
	$841,297	$515,636

(1)	Employee compensation and benefits expense is comprised of:

	2019	2018
Wages, salaries and bonuses	$288,015	$181,957
Share-based compensation	4,448	2,957
Total employee compensation and benefit expenses	292,463	184,914
Less: Expensed within General and Administrative expenses	(16,156)	(13,919)
Less: Expensed within Exploration expenses	(4,623)	(3,116)
Employee compensation and benefits expenses included in production costs	$271,684	$167,879

(2)	Includes NRV adjustments to inventory to reduce production costs by $0.4 million for the year ended December 31, 2019 (2018 - increase by $24.3 million).